FAIR VALUE OF FINANCIAL INSTRUMENTS - Summary of Reconciliation of Fair Value of Contingent Consideration Obligations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) arrangement	Dec. 31, 2023 USD ($) arrangement	Dec. 31, 2022 USD ($) arrangement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the year	$ 6	$ 4	$ 4
Issuances	13	3	0
Settlements	(6)	(1)	0
Balance at the end of the year	$ 13	$ 6	$ 4
Number of open contingent consideration arrangements at the end of the year | arrangement	9	2	3
Maximum potential payout at the end of the year	$ 13	$ 6	$ 4